Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments
	December 31,
	2018	2017
Prepaid land lease payments	$10,502	$11,098
Less: accumulated amortization	2,198	2,070
Net carrying value	$8,304	$9,028